Condensed Consolidated Statements of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive Income	Accumulated deficit	Total
Balance at Dec. 31, 2018	$ 2,635	$ 96,939	$ 1,127	$ (97,686)	$ 3,015
Balance (in Shares) at Dec. 31, 2018	40,399,290
Net loss				(12,625)	(12,625)
Issuance of share capital and warrants, net of issuance expenses	$ 5,518	6,149			11,667
Issuance of share capital and warrants, net of issuance expenses (in Shares)	79,256,703
Issuance of share capital	$ 72	43			115
Issuance of share capital (in Shares)	996,690
Share-based compensation		270			270
Balance at Dec. 31, 2019	$ 8,225	103,401	1,127	(110,311)	$ 2,442
Balance (in Shares) at Dec. 31, 2019	120,652,683
Issuance of share capital in exchange for services (in Shares)					1,350,000
Net loss				(14,443)	$ (14,443)
Deemed dividends related to the warrants exercise		715		(715)
Issuance of share capital and warrants, net of issuance expenses	$ 24,711	(7,028)			17,683
Issuance of share capital and warrants, net of issuance expenses (in Shares)	341,766,780
Issuance of share capital	$ 100	(25)			75
Issuance of share capital (in Shares)	1,350,000
Share-based compensation		317			317
Balance at Dec. 31, 2020	$ 33,036	97,380	1,127	(125,469)	6,074
Balance (in Shares) at Dec. 31, 2020	463,769,463
Net loss				(5,097)	(5,097)
Issuance of share capital due to warrants exercise	$ 3,892	(1,148)			2,744
Issuance of share capital due to warrants exercise (in Shares)	50,926,830
Issuance of share capital	$ 80	(12)			68
Issuance of share capital (in Shares)	1,050,000
Share-based compensation		166			166
Balance at Jun. 30, 2021	$ 37,008	96,386	1,127	(130,566)	3,955
Balance (in Shares) at Jun. 30, 2021	515,746,293
Balance at Dec. 31, 2020	$ 33,036	97,380	1,127	(125,469)	6,074
Balance (in Shares) at Dec. 31, 2020	463,769,463
Issuance of share capital in exchange for services	$ 80	(12)			68
Issuance of share capital in exchange for services (in Shares)	1,050,000
Net loss				(12,615)	(12,615)
Issuance of share capital due to warrants exercise	$ 23,106	(11,339)			11,767
Issuance of share capital due to warrants exercise (in Shares)	293,926,830
Deemed dividends related to the warrants exercise		2,590		(2,590)
Issuance of share capital and warrants, net of issuance expenses	$ 4,432	4,258			8,690
Issuance of share capital and warrants, net of issuance expenses (in Shares)	57,000,000
Share-based compensation		398			398
Balance at Dec. 31, 2021	$ 60,654	93,275	1,127	(140,674)	14,382
Balance (in Shares) at Dec. 31, 2021	815,746,293
Net loss				(4,625)	(4,625)
Share-based compensation		135			135
Balance at Jun. 30, 2022	$ 60,654	$ 93,410	$ 1,127	$ (145,299)	$ 9,892
Balance (in Shares) at Jun. 30, 2022	815,746,293